Leases - Supplemental Lease Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($)
Weighted average remaining lease term (years)
Operating leases	10 years
Finance leases	27 years
Weighted average discount rate (%)
Operating leases	4.10%
Finance leases	4.80%
Cash payments related to lease liabilities
Operating cash flows used for operating leases	$ (10)
Operating cash flows used for finance leases	(47)
Financing cash flows used for finance leases	(16)
Investing cash flows used for finance leases	$ 212